Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 8,247,069	$ 9,130,849	$ 383,606	$ 577,979
Restricted cash	$ 77,158	161,084
Intangible assets amortized useful life	Intangible assets represented the trade mark registered in the PRC and purchased software which are amortized on a straight-line basis over a useful life of ten year.
Impairment of intangible assets
Impairment of property, plant and equipment